Trade and Other Payables - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Payroll	$ 6,068	$ 5,222
Other accruals	499	472
Total other current liabilities	$ 6,567	$ 5,694